Stock Plans and Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding Number of Shares	577,253
Weighted-Average Remaining Contractual Term (Years)	9 years 6 months 26 days
Options Exercisable Number of Shares	289,308
$4.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 4.77
Option Outstanding Number of Shares	12,257
Weighted-Average Remaining Contractual Term (Years)	7 years 7 months 13 days
Options Exercisable Number of Shares	8,815
$5.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 5.00
Option Outstanding Number of Shares	548,544
Weighted-Average Remaining Contractual Term (Years)	9 years 10 months 17 days
Options Exercisable Number of Shares	264,041
$15.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 15.90
Option Outstanding Number of Shares	839
Weighted-Average Remaining Contractual Term (Years)	3 months 7 days
Options Exercisable Number of Shares	839
$30.21 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 30.21
Option Outstanding Number of Shares	8,638
Weighted-Average Remaining Contractual Term (Years)	4 months 28 days
Options Exercisable Number of Shares	8,638
$39.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 39.75
Option Outstanding Number of Shares	3,520
Weighted-Average Remaining Contractual Term (Years)	3 months 7 days
Options Exercisable Number of Shares	3,520
$238.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 238.50
Option Outstanding Number of Shares	3,455
Weighted-Average Remaining Contractual Term (Years)	2 years 8 months 23 days
Options Exercisable Number of Shares	3,455